Loans payable (Tables)	12 Months Ended
Dec. 31, 2025
Shareholder loans [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Shareholder loans	December 31, 2025	December 31, 2024
Principal opening balance	$1,043,565	$499,631
Net Addition	-	500,000
Unrealized foreign exchange	(25,801)	43,934
Principal ending balance	$1,017,764	$1,043,565

Director loans [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Director loans	December 31, 2025	December 31, 2024
Principal opening balance	$323,823	$251,691
Additional loans (repayments)	30,000	50,000
Unrealized foreign exchange	(12,998)	22,132
Principal ending balance	$340,825	$323,823

Executive loans [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Executive loans	December 31, 2025	December 31, 2024
Principal opening balance	$218,116	$-
Additional loan	357,273	232,505
Net repayments	(268,857)	(14,389)
Settled shares for debt	(45,000)	-
Unrealized foreign exchange	(4,221)	-
Principal ending balance	$257,311	$218,116

Promissory note 1 [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Promissory note (1)	December 31, 2025	December 31, 2024
Principal opening balance	$30,000	$30,000
Additions	35,000	-
Principal ending balance	$65,000	$30,000

Promissory note 2 [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Promissory note (2)	December 31, 2025	December 31, 2024
Principal opening balance	$414,950	$-
Additions	-	399,818
Interest	26,894	4,862
Unrealized foreign exchange	(22,452)	10,270
Principal ending balance	$419,392	$414,950

Promissory note 3 [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Promissory note - (3)	December 31, 2025	December 31, 2024
Principal opening balance	$532,695	$-
Additions	-	476,563
Interest	61,606	28,332
Repayments	(58,909)	-
Unrealized foreign exchange	(31,189)	27,800
Principal ending balance	$504,203	$532,695

Promissory note 4 [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Promissory note - (4)	December 31, 2025	December 31, 2024
Principal opening balance	$-	$-
Additions	400,000	-
Interest	26,433	-
Principal ending balance	$426,433	$-

Promissory note 5 [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Promissory note - (5)	December 31, 2025	December 31, 2024
Principal opening balance	$-	$-
Additions	703,180	-
Interest	10,604	-
Unrealized foreign exchange	(17,895)
Principal ending balance	$695,889	$-

Promissory note 6 [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Promissory note (6)	December 31, 2025	December 31, 2024
Opening balance	$-	$-
Additions	1,096,900	-
Settled shares for debt	(1,096,900)
Principal ending balance	$-	$-